John Hancock Equity Funds
        Supplement to the Class A, Class B and Class C Shares Prospectus dated March 1, 2006 as revised August 1, 2006


John Hancock Balanced Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2003
Analysis of specific issuers

Jeffery N. Given, CFA
Joined fund team in 2006
Analysis of specific issuers

Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issuers


John Hancock Large Cap Equity Fund

On page 15, the "Portfolio Managers" section has been deleted and replaced with the following:

Timothy E. Keefe, CFA
Rejoined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2004
Analysis of specific issuers

Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issuers

On page 47, the Management Biography for Robert C. Junkin has been deleted.


John Hancock Core Equity Fund
John Hancock Small Cap Fund

On page 45, the following paragraph has been added under the "Business Structure" heading in the Fund Details section:

Both Core Equity Fund and Small Cap Fund rely on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The funds, therefore, are able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.




                                                                October 10, 2006

                            John Hancock Equity Funds
               Supplement to the Institutional Class I Prospectus
                  dated March 1, 2006 as revised August 1, 2006


John Hancock Balanced Fund

On page 5, the "Portfolio Managers" section has been deleted and replaced with the following:

Timothy E. Keefe, CFA
Joined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2003
Analysis of specific issuers

Jeffery N. Given, CFA
Joined fund team in 2006
Analysis of specific issuers

Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issuers


John Hancock Large Cap Equity Fund

On page 11, the "Portfolio Managers" section has been deleted and replaced with the following:

Timothy E. Keefe, CFA
Rejoined fund team in 2004
Day-to-day purchase and sale decisions

Roger C. Hamilton
Joined fund team in 2004
Analysis of specific issuers

Timothy M. Malloy
Joined fund team in 2006
Analysis of specific issuers


John Hancock Core Equity Fund
John Hancock Small Cap Fund

On page 36, the following paragraph has been added under the "Business Structure" heading in the Fund Details section:

Both Core Equity Fund and Small Cap Fund rely on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by the shareholders. The funds, therefore, are able to change subadviser or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the fund (other than by reason of serving as subadviser to the portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.




                                                                October 10, 2006